Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
We prepared these consolidated financial statements in accordance with U.S. generally accepted accounting principles (
“GAAP”
) for interim financial information, the instructions to Form
10-Q
and Article 10 of U.S. Securities and Exchange Commission (
“SEC”
) Regulation
S-X.
Accordingly, they do not include all information and notes required by GAAP for complete financial statements. Amounts presented within the consolidated financial statements and accompanying notes are presented in thousands of U.S. dollars unless stated otherwise, except for percentages, units, shares, per unit, and per share amounts.
In the opinion of management, these consolidated financial statements reflect all adjustments that are of a normal recurring nature necessary for a fair presentation of our results of operations, financial condition, and cash flows for the interim periods presented. The preparation of these consolidated financial statements requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. We base these estimates on historical experience and on various other assumptions that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Our actual results may differ materially from these estimates. Significant estimates inherent in the preparation of our consolidated financial statements include, but are not limited to, accounting for revenue and cost recognition; evaluation of goodwill; intangible assets; and other assets for impairment; income taxes; equity-based compensation; fair value measurements; and contingencies. We eliminate intercompany balances and transactions in consolidation.
The results of operations for the interim periods presented are not necessarily indicative of results to be expected for the full year or future periods. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in our Annual Report on Form
10-K
for the year ended December 31, 2021.

Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and all intercompany balances and transactions have been eliminated in consolidation. Amounts presented within the consolidated financial statements and accompanying notes are presented in thousands of U.S. dollars unless stated otherwise, except for percentages, units, shares, per unit, and per share amounts.
The period from May 22, 2020 (inception) through December 31, 2020 and as of December 31, 2020 (the “Successor 2020 Period”) and the year ended December 31, 2021 (the “Successor 2021 Period”) relate to activity of BigBear.ai Holdings and its subsidiaries. The year ended December 31, 2019 (the “Predecessor 2019 Period”), and the period from January 1, 2020 to October 22, 2020 (the “Predecessor 2020 Period”) relate to the predecessor period. The Successor 2020 Period begins before the Predecessor 2020 Period ended due to the acquisitions that took place prior to the acquisition of PCI.
The PCI, NuWave, Open Solutions, and ProModel acquisitions were accounted for as business combinations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”), and the resulting new basis of accounting is reflected in the Successor 2020 Period as of each acquisition date. As a result, financial information of the Predecessor and Successor periods has been prepared under two different bases of accounting and therefore are not comparable.
PCI was identified as the Predecessor through an analysis of various factors, including the size, financial characteristics, and ongoing management.
The audited consolidated financial statements are presented as described below:

•	The consolidated financial statements for the Predecessor 2019 Period, which includes a full year of operating results of PCI.

•	The consolidated financial statements for the Predecessor 2020 Period, which includes the operating results of PCI from January 1, 2020 to October 22, 2020.

•
The combined financial statements for the Successor 2020 Period, which includes the operating results of BigBear.ai Holdings and its subsidiaries from each of their respective acquisition dates through December 31, 2020.

•	The consolidated financial statements for the Successor 2021 Period, which includes the operating results of BigBear.ai Holdings and its subsidiaries for the year ended December 31, 2021.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, actual results could differ materially from those estimates. Accounting policies subject to estimates include valuation of goodwill, intangible assets, impairments, revenue recognition, income taxes, business combinations and equity-based compensation.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the
“JOBS Act”
) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Business Combinations
Business Combinations
The Company utilizes the acquisition method of accounting under ASC 805, for all transactions and events in which it obtains control over one or more other businesses (even if less than 100% ownership is acquired), to recognize the fair value of all assets and liabilities assumed and to establish the acquisition date fair value as of the measurement date.
While the Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed as of the acquisition date, the estimates and assumptions are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. For changes in the valuation of intangible assets between the preliminary and final purchase price allocation, the related amortization is adjusted in the period it occurs. Subsequent to the measurement period, any adjustment to assets acquired or liabilities assumed is included in operating results in the period in which the adjustment is determined. Transaction expenses that are incurred in connection with a business combination, other than costs associated with the issuance of debt or equity securities, are expensed as incurred.

Revenue Recognition
Revenue Recognition
The Company’s revenues from contracts with customers are from offerings including artificial intelligence and machine learning, data science, advanced analytics, offensive and defensive cyber, data management, cloud solutions, digital engineering, and systems integration, primarily with the U.S. Government and its agencies. The Company also serves various commercial customers.
The Company organizes its solutions into three categories:

1.	Observe–helps customers collect, normalize and curate data from a variety of sources in real-time.

2.	Orient–uses low code, composable, distributed, and event-driven predictive analytics to uncover hidden items in raw data and make sense of incomplete data.

3.	Dominate–helps customers turn data into insights by recommending and evaluating multiple courses of action through data visualization and descriptive analytics.
Each of the Company’s solutions can be sold individually or combined and sold together. Regardless of whether a customer is procuring only one of the Company’s solutions or a combination of solutions, the Company’s contracts generally include a significant service of integrating the solutions with the Company’s customer’s existing solutions and information systems. After the Company implements the solutions, the Company may also enter into contracts with the customers to further refine or customize these solutions to either enhance the functionality or adjust for changes in the customer’s requirements. These post-implementation service contracts are generally performed on a time-and-materials
basis.
The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Company performs under various types of contracts, which generally include firm-fixed-price (“FFP”) and time-and-materials
(“T&M”) contracts.
Under fixed-price contracts, the Company agrees to perform the specified work for a pre-determined
price. To the extent the Company’s actual costs vary from the estimates upon which the price was negotiated, the Company will generate more or less profit or could incur a loss. Under T&M contracts, the Company agrees to perform the specified work for a pre-determined
rate per hour, as well as the reimbursement of other direct billable costs which are presented on a gross basis. The Company has a right to consideration from the customer in an amount that corresponds directly with the value of the Company’s performance and recognizes revenue in the amount to which the Company has a right to invoice (the “right to invoice” practical expedient).
The Company assesses each contract at its inception to determine whether it should be combined with other contracts. When making this determination, the Company considers factors such as whether two or more contracts were negotiated and executed at or near the same time or were negotiated with an overall profit objective. If combined, the Company treats the combined contracts as one single contract for revenue recognition purposes.
The Company generally uses internally developed and third-party applications, which the Company integrates, when implementing solutions to meet specific customer requirements. The Company evaluates the solutions or services promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. Each of the Company’s solutions is capable of being distinct as the customer can benefit from each individual solution on its own or with other resources that are readily available. When customer contracts include a significant service of integrating the solutions to provide a set of integrated or highly interrelated tasks, the Company accounts for these arrangements as a single performance obligation. While the contracts provide customers access to the Company’s solutions, the contracts generally do not contain separate licensing provisions for independent use of the underlying internally developed software. Additionally, these components are highly interdependent and highly interrelated into the solutions delivered to the Company’s customers. Therefore, these components are not capable of being distinct and are not separately identifiable from the other promises in the contract. In cases where customer contracts have an explicit licensing provision to the underlying software, such software is generally accounted for as a separate performance obligation.

The Company determines the transaction price for each contract based on the consideration the Company expects to receive for the solutions or services being provided under the contract. For contracts where a portion of the price may vary, the Company estimates variable consideration at the most likely amount, which is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur. The Company analyzes the risk of a significant revenue reversal and if necessary, constrains the amount of variable consideration recognized in order to mitigate this risk.
At the inception of a contract, the Company estimates the transaction price based on its current rights and does not contemplate future modifications (including unexercised options) or follow-on
contracts until they become legally enforceable. Contracts are often subsequently modified to include changes in specifications, requirements or price, which may create new or change existing enforceable rights and obligations. Depending on the nature of the modification, the Company considers whether to account for the modification as an adjustment to the existing contract or as a separate contract. The Company’s contracts with the U.S. Government often contain options to renew existing contracts for an additional period of time (generally a year at a time) under the same terms and conditions as the original contract, and generally do not provide the customer any material rights under the contract. Therefore, such modifications are accounted for as if they were part of the existing contract and may result in a cumulative adjustment to revenue recognized. The Company accounts for renewal options as separate contracts when they include distinct goods or services at standalone selling prices.
For contracts with multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the estimated standalone selling price of the solution or service underlying each performance obligation. The standalone selling price represents the amount for which the Company would sell the solution or service to a customer on a standalone basis (i.e., not bundled with any other solutions or services). The Company’s contracts with the U.S. government are subject to the Federal Acquisition Regulation (“FAR”) and priced on estimated or actual costs of providing the goods or services. The FAR provides guidance on types of costs that are allowable in establishing prices for goods and services provided to the U.S. government and its agencies. Each contract is competitively priced and bid separately. Pricing for
non-U.S.
government agencies and commercial customers is based on specific negotiations with each customer. In circumstances where the standalone selling price is not directly observable, the Company estimates the standalone selling price using the expected cost-plus margin approach.
The Company recognizes revenue as performance obligations are satisfied and the customer obtains control of the solutions and services. In determining when performance obligations are satisfied, the Company considers factors such as contract terms, payment terms and whether there is an alternative future use of the solution or service. Substantially all of the Company’s revenue is recognized over time as the Company performs under the contract because control of the work in process transfers continuously to the customer. For most contracts with the U.S. Government, this continuous transfer of control of the work in process to the customer is supported by clauses in the contract that give the customer ownership of work in process and allow the customer to unilaterally terminate the contract for convenience and pay the Company for costs incurred plus a reasonable profit. For most
non-U.S.
Government contracts, continuous transfer of control to the customer is supported because the Company delivers solutions that do not have an alternative use to the Company and if the Company’s customer were to terminate the contract for reasons other than the Company’s non-performance,
the Company would have the right to recover damages which would include, among other potential damages, the right to payment for the work performed to date plus a reasonable profit.
For performance obligations to deliver solutions with continuous transfer of control to the customer, revenue is recognized based on the extent of progress towards completion of the performance obligation, generally using the percentage-of-completion
cost-to-cost
measure of progress for the Company’s contracts
because it best depicts the transfer of control to the customer as the Company incurs costs on the contracts. Under the percentage-of-completion
cost-to-cost
measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs to complete the performance obligation(s). For T&M contracts, revenue is recognized over time based on costs incurred or the right to invoice method (in situations where the value transferred matches the Company’s billing rights) as the customer receives and consumes the benefits.
For arrangements with the U.S. Government, the Company generally does not begin work on contracts until funding is appropriated by the customer. Billing timetables and payment terms on the Company’s contracts vary based on a number of factors, including the contract type. CPFF and T&M contracts are generally billed on a monthly basis. FFP contracts are generally billed based on milestones, which are the achievement of specific events as defined in the contract. Amounts billed and due from customers are classified as receivables on the combined balance sheets. On some contracts, the Company may be entitled to receive an advance payment, which is not considered a significant financing component because it is used to facilitate inventory demands at the onset of a contract and to safeguard the Company from the failure of the other party to abide by some or all of their obligations under the contract.
In some cases where a portion of payment retained by the customer is not considered a significant financing component; the Company expects, at contract inception, that the lag period between the transfer of a promised good or service to a customer and when the customer pays for that good or service will not constitute a significant financing component.

Sale of Products
Sale of Products
Revenue from sale of products to customers purchased from third parties is recognized at a point in time when control has transferred to the customer. Control is transferred to the customer upon customer acceptance or receipt of the product. At this point in time, the Company has a present right to payment, and the customer has legal title and physical possession of the product as well as the risks and rewards of ownership.

Contract Balances
Contract Balances
Contract balances result from the timing of revenue recognized, billings and cash collections, and the generation of contract assets and liabilities.
Contract assets represent revenue recognized in excess of amounts invoiced to the customer and the right to payment is not subject to the passage of time. Contract liabilities consist of billings in excess of revenues and customer advances. Billings in excess of revenues represents milestone billing contracts where the billings of the contract exceed recognized revenues.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents are comprised of cash on hand, cash balances with banks and similar institutions and all highly liquid investments with an original maturity of three months or less when purchased.

Restricted Cash
Restricted Cash
The Company’s restricted cash consists of cash deposited into escrow accounts reflecting the full obligation to certain investors related to the FPAs. The funds held in the escrow accounts will not be available to the Company for three months following the consummation of the Merger unless and until any of the Investors sell these shares in the market or the investors redeem their shares under FPAs by March 7, 2022. Notwithstanding the sale of shares by any FPA investors, the restricted cash will be used to settle any of the Company’s repurchase obligations arising as a result of a FPA investor requiring the Company to repurchase its shares. The Company settled its obligations under the FPAs subsequent to December 31, 2021. See “Note V — Subsequent Events” for additional information.

Property and Equipment
Property and Equipment
Property and equipment are the long-lived, physical assets of the Company acquired for use in the Company’s normal business operations and not intended for resale by the Company. These assets are recorded at cost. Renewals and betterments that increase the useful lives of the assets are capitalized. Repair and maintenance expenditures that increase the efficiency of the assets are expensed as incurred. Assets under capital leases are recorded at the present value of the minimum lease payments required during the lease period. Depreciation is based on the estimated useful lives of the assets using the straight-line method and is included in selling, general and administrative or cost of revenues based upon the asset. Expected useful lives are reviewed at least annually. Estimated useful lives are as follows:

Property and equipment	Estimate useful life in years
Computer equipment	3
Furniture and fixtures	7
Laboratory equipment	5-10
Software	3-5
Leasehold improvements	5 or lease term
As assets are retired or sold, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations.
The Company regularly evaluates its property and equipment for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable, in accordance with
ASC 360, Property, Plant, and Equipment
. If the Company determines that the carrying amount of an asset or asset group is not recoverable based upon the undiscounted expected future cash flows of the asset or asset group, the Company records an impairment loss equal to the excess of carrying amount over the estimated fair value of the asset or asset group.

Finite-lived Intangible Assets
Finite-lived Intangible Assets
Finite-lived intangible assets result from the Company’s various business combinations and consist of identifiable finite-lived intangible assets, including technology and customer relationships. These finite-lived intangible assets are reported at cost, net of accumulated amortization, and are either amortized on a straight-line basis over their estimated useful lives or over the period the economic benefits of the intangible asset are consumed.
The Company regularly evaluates its intangible assets other than goodwill for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable, in accordance with
ASC 350, Intangibles–Goodwill and Other
. If the Company determines that the carrying amount of an asset or asset group is not recoverable based upon the undiscounted expected future cash flows of the asset or asset group, the Company records an impairment loss equal to the excess of carrying amount over the estimated fair value of the asset or asset group.

Leases
Leases
In accordance with
ASC 840, Leases
(“
ASC 840
”) the Company recognizes the minimum
non-contingent
rent required under an operating lease as rent expense on a straight-line basis over the life of the lease, with differences between amounts recognized as expense and the amounts actually paid recorded as deferred rent, and included in other current liabilities on the accompanying consolidated balance sheets.

Warrants and Written Put Option
Warrants
As part of GigCapital4’s Initial Public Offering, public and private warrants were issued, which were assumed by BigBear.ai upon consummation of the Merger. Warrants are accounted for in accordance with the guidance of ASC 815,
Derivatives and Hedging
(“
ASC 815
”), under which private warrants do not meet the criteria for equity treatment and are classified as liabilities measured at fair value. Public warrants meet the criteria for equity classification. The Company measured the private warrant liability at fair value at the closing of the Merger and then at each reporting period with changes in fair value recognized in the consolidated statements of operations.
Written Put Option
The Written Put Option is a liability under ASC 480,
Distinguishing Liabilities from Equity
, because it embodies an obligation to repurchase the Company’s shares by paying cash. Furthermore, the Written Put Option meets the definition of derivative under ASC 815. Therefore, the Written Put Option is classified as a current liability measured at fair value and is presented in Derivative liabilities on the Company’s consolidated balance sheets. The unrealized gains and losses from changes in the fair value of the Written Put Option is reflected in the consolidated statements of operations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company measures certain financial assets and liabilities at fair value. ASC 820,
Fair Value Measurement and Disclosures (“ASC 820”)
, specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair-value hierarchy:
Level 1—Quoted prices for identical instruments in active markets;
Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and
Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
These inputs are based on Company’s own assumptions about current market conditions and require significant management judgement or estimation. Financial instruments consist of cash equivalents, accounts receivable, accounts payable, accrued liabilities, private warrants, written put options, and debt. Cash equivalents are stated at fair value on a recurring basis. Accounts receivable, accounts payable and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt of payment date. Private warrants and written put options are marked to fair value on a periodic basis.

Income Taxes
Income Taxes
The Company estimates its current tax expense together with assessing temporary differences resulting from differing treatment of items not currently deductible for tax purposes. These differences result in deferred tax assets and liabilities on the Company’s consolidated balance sheets, which are estimated based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates that will be in effect when these differences reverse. In general, deferred tax assets represent future tax benefits to be received when certain expenses previously recognized in the Company’s consolidated statements of operations become deductible expenses under applicable income tax laws or loss or credit carry forwards are utilized. Accordingly, the realization of the Company’s deferred tax assets are dependent on future taxable income against which these deductions, losses, and credits can be utilized.
The Company evaluates the realizability of its deferred tax assets and recognizes a valuation allowance when it is more likely than not that a future benefit on such deferred tax assets will not be realized. Changes in the valuation allowance, when recorded, would be included in the Company’s consolidated statements of operations. Management’s judgment is required in determining the Company’s valuation allowance recorded against its net deferred tax assets.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. The Company recognizes interest and penalties related to uncertain tax positions in its provision (benefit) for income taxes. As of December 31, 2021, there were no accruals for uncertain tax positions.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, certificates of deposit, and accounts receivable. The Company places its cash and cash equivalents with financial institutions of high credit quality. At times, such amounts may exceed federally insured limits. Cash and cash equivalents and restricted cash on deposit or invested with financial and lending institutions was $169,921 and $9,704, as of December 31, 2021 and December 31, 2020, respectively.
The Company provides credit to customers in the normal course of business. The carrying amount of current accounts receivable is stated at cost, net of an allowance for doubtful accounts. The Company performs ongoing credit evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of accounts receivable that will not be fully collected. The allowance is based on the assessment of the following factors: customer creditworthiness, historical payment experience, and age of outstanding accounts receivable and any applicable collateral.

Segment Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in two operating and reportable segments, Cyber & Engineering and
Analytics, as the CODM reviews financial information presented for both segments on a disaggregated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
Cyber & Engineering
The Cyber & Engineering segment provides
high-end
technology and management consulting services to its customers. This segment focuses in the areas of cloud engineering and enterprise IT, cybersecurity, computer network operations and wireless, systems engineering, strategy and program planning. The segment’s primary solutions relate to the identification of cyber-attack risks and the development and deployment of customized solutions to mitigate those risks.
Analytics
The Analytics segment provides
high-end
technology and consulting services to its customers. This segment focuses on the areas of big data computing and analytical solutions, including predictive and prescriptive analytic software solutions. The segment’s primary solutions assist customers in aggregating, interpreting, and synthesizing data to enable real-time decision-making capabilities.
The Predecessor operated as a single reportable operating segment of Cyber & Engineering.

Goodwill
Goodwill
Goodwill is the amount by which the purchase price exceeded the fair value of the net identifiable assets acquired and liabilities assumed in a business combination on the date of acquisition. Goodwill is assessed for impairment at least annually as of October 1, on a reporting unit basis, or when events and circumstances occur indicating that the recorded goodwill may be impaired. The Company assesses impairment first on a qualitative basis to determine if a quantitative assessment is necessary. In circumstances where the qualitative analysis indicates that it is more likely than not that the fair value of a reporting unit does not exceed its carrying value, the Company performs a quantitative impairment test by which the goodwill impairment loss is measured as the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill. All indefinite-lived assets are reviewed for impairment annually, and as necessary if indicators of impairment are present.

Internal-Use Software
Internal-Use
Software
Costs incurred in developing
internal-use
software are either capitalized or expensed, depending on both the nature of the costs and the phase of development in which they are incurred. Costs incurred for implementation activities during the preliminary and post-implementation phases of a project are expensed as incurred, while costs incurred during the application development phase are generally capitalized. Costs incurred to upgrade or enhance existing software are capitalized if the changes result in additional functionality, but these costs are expensed if the software’s functionality is not improved. No costs were capitalized during the Successor 2021 Period, Successor 2020 Period, Predecessor 2020 Period, and Predecessor 2019 Period.

Equity-based Compensation
Equity-based Compensation
Pursuant to ASC 718,
Compensation – Stock Compensation
, stock-based awards are measured at fair value on the grant date. For equity classified equity-based awards without performance conditions, the Company recognizes equity-based compensation cost on a straight-line basis over the vesting period of the award. For equity classified equity-based awards with performance conditions, the Company recognizes equity-based compensation cost using the accelerated attribution method over the requisite service period when the Company determines it is probable that the performance condition will be satisfied. The Company recognizes forfeitures of equity-based awards in the period they occur.

Research and Development Costs
Research and Development Costs
Research and development costs are primarily made up of labor charges, prototype material, and development expenses. Research and development costs are expensed in the period incurred.

Advertising Costs
Advertising Costs
All advertising, promotional and marketing costs are expensed when incurred and are included in selling, general and administrative expenses within the consolidated statements of operations. The table below presents advertising costs for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Advertising Costs	$763	$35	$57	$42

Net Income (Loss) per Share/Unit
Net Income (Loss) per Share
Basic net loss per share is computed by dividing net loss applicable to stockholders by the weighted average number of shares outstanding for the period. Diluted net loss per share assumes conversion of potentially dilutive shares, such as stock options. The Company’s consolidated statements of operations include a presentation of net income (loss) per share for the Successor 2021 Period and Successor 2020 Period.

Recently Issued Accounting Pronouncements and Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In October 2021, the FASB issued ASU
No. 2021-08,
Business Combinations
(“
ASC 805
”),
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(“
ASU
2021-08
”). Upon the issuance of
ASU
No. 2014-09,
Revenue from Contracts with Customers
(“
ASC 606
”), which provides a single comprehensive accounting model on revenue recognition for contracts with customers, stakeholders indicated that there are differing views on whether the concept of a performance obligation introduced by ASC 606 should be used to determine whether a contract liability is recognized in a business combination from revenue contracts. Before the adoption date of ASC 606, a liability for deferred revenue was generally recognized in an acquirer’s financial statements if it represented a legal obligation. The amendments in ASU
2021-08
address how to determine whether a contract liability is recognized by the acquirer in a business combination. Additionally, stakeholders raised questions about how to apply ASC 805 to contracts with a customer acquired in a business. Under current practice, the timing of payment for a revenue contract may subsequently affect the amount of post-acquisition revenue recognized by the acquirer. For example, if two revenue contracts with identical performance obligations are acquired but one contract is paid upfront before the acquisition and the other contract is paid over the contract term after the acquisition, the amount of revenue recognized by the acquirer after the business combination likely would differ between the two acquired contracts. The amendments in ASU
2021-08
resolve this inconsistency by providing specific guidance on how to recognize and measure acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance will be effective for the years beginning after December 15, 2022. The Company prospectively adopted ASU
2021-08
as of January 1, 2022.

Recently Issued Accounting Pronouncements
The FASB issued Accounting Standards Update (“ASU”)
No. 2016-02,
Leases
(“
ASC 842
”) (“
ASU
2016-02
”), which supersedes the current lease requirements in ASC 840. ASU
2016-02
requires lessees to recognize a
right-of-use
asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the consolidated statements of operations. Currently, leases are classified as either capital or operating, with any capital leases recognized on the consolidated balance sheets. The reporting of lease-related expenses in the consolidated statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective for the year ending December 31, 2022 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The adoption of this standard will require the recognition of a right of use asset and liability on the Company’s consolidated balance sheets. The Company does not expect this guidance to have a material impact on its consolidated financial statements or related disclosures.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments–Credit Losses (
“
ASC 326
”
)
(“
ASU
2016-13
”), an amendment of the FASB Accounting Standards Codification. Subsequent to the issuance of ASU
2016-13,
there were various updates that amended and clarified the impact of ASU
2016-13.
ASU
2016-13
broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The amendments in ASU
2016-13
will require an entity to record an allowance for credit losses for certain financial instruments and financial assets, including accounts receivable, based on expected losses rather than incurred losses. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. The use of forecasted information incorporates more timely information in the estimate of expected credit losses. The new guidance will be effective for the years beginning after December 15, 2022. The Company does not expect this guidance to have a material impact to its consolidated financial statements or related disclosures.
In October 2021, the FASB issued ASU
No. 2021-08,
Business Combinations
(“
ASC 805
”),
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(“
ASU
2021-08
”). Upon the issuance of ASU
No. 2014-09,
Revenue from Contracts with Customers
(“
ASC 606
”), which provides a single comprehensive accounting model on revenue recognition for contracts with customers, Stakeholders indicated that there are differing views on whether the concept of a performance obligation introduced by ASC 606 should be used to determine whether a contract liability is recognized in a business combination from revenue contracts. Before the adoption date of ASC 606, a liability for deferred revenue was generally recognized in an acquirer’s financial statements if it represented a legal obligation. The amendments in ASU
2021-08
address how to determine whether a contract liability is recognized by the acquirer in a business combination. Additionally, stakeholders raised questions about how to apply ASC 805 to contracts with a customer acquired in a business. Under current practice, the timing of payment for a revenue contract may subsequently affect the amount of post-acquisition revenue recognized by the acquirer. For example, if two revenue contracts with identical performance obligations are acquired but one contract is paid upfront before the acquisition and the other contract is paid over the contract term after the acquisition, the amount of revenue recognized by the acquirer after the business combination likely would differ between the two acquired contracts. The amendments in ASU
2021-08
resolve this inconsistency by providing specific guidance on how to recognize and measure acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance will be effective for the years beginning after December 15, 2022. The Company is planning to prospectively adopt ASU
2021-08
as of January 1, 2022.
Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU
2020-06,
Debt with Conversion and Other Options
(Subtopic 470-20)
and Derivatives and Hedging–Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“
ASU
2020-06
”), which, amongst other provisions, simplifies the guidance on the issuer’s accounting for convertible instruments and the derivative scope exception for contracts in an entity’s own equity such that fewer conversion features will require separate recognition and modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted earnings per share computation. While ASU
2020-06
is required for fiscal years beginning after December 15, 2021 (including interim periods), early adoption is permitted for fiscal years (including interim periods) beginning after December 15, 2020. The Company early adopted ASU
2020-06
as of January 1, 2021 on the modified retrospective basis, which requires the cumulative effect of applying the standard to be recognized at the date of initial application. The Company concluded that there is no impact to its consolidated financial statements from adopting this guidance on January 1, 2021.